Stock-Based Compensation - Summary of Stock Award Activity and Related Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock awards, related information
Percentage of Payout Achievement	145.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period Target Threshold	517,000
PSUs
Stock Award Activity
Beginning balance (in shares)	5,281,000
Granted (in shares)	1,925,000
Vested (in shares)	(1,229,000)
Forfeited (in shares)	(183,000)
Ending balance (in shares)	5,794,000	5,281,000
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 25.85
Granted (in dollars per share)	27.94
Vested (in dollars per share)	26.50
Forfeited (in dollars per share)	26.00
Ending balance (in dollars per share)	$ 26.37	$ 25.85
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 33
Weighted average future recognition period (in years)	1 year 6 months 18 days
Restricted Stock Units (RSUs)
Stock Award Activity
Beginning balance (in shares)	91,000
Granted (in shares)	68,000	95,000	80,000
Vested (in shares)	(91,000)
Forfeited (in shares)	0
Ending balance (in shares)	68,000	91,000
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 20.07
Granted (in dollars per share)	26.96	$ 20.46	$ 22.29
Vested (in dollars per share)	20.07
Forfeited (in dollars per share)	0
Ending balance (in dollars per share)	$ 26.96	$ 20.07
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 0
Weighted average future recognition period (in years)	4 months 13 days